Non-Controlling Interest (Details) - Zhonghui [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 03, 2018
Non-Controlling Interest (Details) [Line Items]
Equity interest percentage		49.00%		51.00%
Minority interest		¥ 2,525
Non-controlling interest
Non-controlling interest related to consolidated statements of operations	¥ 304	¥ 648	¥ 1,508